PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 19,133	$ 15,167
Hedging transaction assets	3,080	121
Government authorities	7,513	3,431
Deferred contract costs	696	1,713
Other current assets	1,128	2,050
Prepaid expenses and other current assets	$ 31,550	$ 22,482